Earnings Per Share - Computation (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss)	$ 1,959		$ (3,969)	[1],[2]	$ (15,727)	$ (82,651)	$ 152,218
Less: net income (loss) attributable to noncontrolling interests	719		(1,494)		(5,829)	33,338	76,757
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - basic and diluted					(9,898)	(115,989)	60,383
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	$ 0		$ 0		0	0	72,483
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - diluted					$ (9,898)	$ (115,989)	$ (12,100)
Denominator:
Weighted average of shares of Class A common stock outstanding - basic (in shares)	94,704,164		92,323,757		93,244,911	85,027,120	65,013,517
Restricted stock units (in shares)	1,319,188		0
Weighted average of shares of Class A common stock outstanding - diluted (in shares)					93,244,911	85,027,120	66,813,417
Public Warrants
Denominator:
Warrants (in shares)	0	[2]	0	[1]	0	0	1,153,782
Private warrants1
Denominator:
Warrants (in shares)	0	[2]	0	[1]	0	0	646,118
Class A Common Stock
Numerator:
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - basic and diluted	$ 1,240		$ (2,475)
Effect of dilutive securities:
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock - diluted	$ 1,240		$ (2,475)
Denominator:
Weighted average of shares of Class A common stock outstanding - basic (in shares)	94,704,164		92,323,757	[1]	93,244,911	85,027,120	65,013,517
Weighted average of shares of Class A common stock outstanding - diluted (in shares)	96,023,352		92,323,757	[1]	93,244,911	85,027,120	66,813,417
Net income (loss) per share of Class A common stock - basic (in dollars per share)	$ 0.01		$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ 0.93
Net income (loss) per share of Class A common stock - diluted (in dollars per share)	$ 0.01		$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ (0.18)

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.